February 27, 2009	VIA EDGAR CORRESPONDENCE

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Mutual Funds
Form N-14 Registration Statement under the Securities Act of 1933

Ladies and Gentlemen:

For filing is a Form N-14 registration statement under the Securities Act of 1933 (the “1933 Act”) on behalf of Thrivent Mutual Funds (the “Registrant”). As indicated on the Form N-14 facing sheet, the Registrant has requested that the registration statement become effective March 30, 2009, pursuant to Rule 488 of the 1933 Act, as amended. The registration statement is being filed to seek shareholder approval of a reorganization of the Thrivent Technology Fund (the “Target Fund”) into the Thrivent Large Cap Growth Fund.

Registrant hereby acknowledges that:

•	Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any comments, please feel free to contact me at (612) 612-844-4249.

Thank you,

/s/ David S. Royal

David S. Royal

Secretary

Thrivent Mutual Funds